Cash And Cash Equivalents	12 Months Ended
Dec. 31, 2011
Cash And Cash Equivalents [Abstract]
Cash And Cash Equivalents

35 Cash and cash equivalents

At December 31, 2011, our cash balance was $743 million (2010: $898 million), of which $261 million (2010: $338 million) was held by SSMC, our joint venture company with TSMC. A portion of this cash can be distributed by way of dividend to us, but 39% of the dividend will be paid to our joint venture partner as well. In 2011, there was a dividend distribution from SSMC amounting to $170 million of which $66 million was paid to TSMC.